[JEFFERSON PILOT LETTERHEAD]


                                         May 4, 2000



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington,  DC  20549

     RE:  JPF SEPARATE ACCOUNT A
          File No. 333-93367

Commissioners:

     Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus that would have been filed under paragraph
(b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 19, 2000.

     If you have any questions, please call me at (800) 258-3648 x6140.

                                         Sincerely,

                                         /s/Charlene Grant

                                         Charlene Grant
                                         Assistant Vice President and
                                         Associate Counsel